Document and Entity Information	14 Months Ended
Jun. 30, 2015
Document And Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment Description

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Document Period End Date	Jun. 30, 2015
Trading Symbol	AKTS
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company